DEBT (Details Narrative) - USD ($)										1 Months Ended						3 Months Ended	9 Months Ended
	Apr. 15, 2023	Feb. 03, 2023	Dec. 23, 2022	Sep. 15, 2022	Apr. 15, 2022	Feb. 03, 2022	Apr. 15, 2021	Apr. 06, 2021	Feb. 03, 2020	Sep. 23, 2022	Dec. 23, 2021	Sep. 15, 2021	May 22, 2020	Apr. 23, 2020	Aug. 26, 2019	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2021
Short-Term Debt [Line Items]
Notes Payable						$ 242,591
[custom:PurchaseOfInsurancePolicy]						242,591
[custom:DownPaymentPaid]																$ 102,075
[custom:InsuranceMonthlyInstallments]						$ 20,073
Proceeds from Deposits with Other Institutions																	$ 53,175
Promissory Note [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 1,410,270
Debt Instrument, Interest Rate During Period														1.00%
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes Payable			$ 26,484								$ 22,266							$ 2,736	$ 0	$ 22,266
Derivative, Fixed Interest Rate			8.73%								7.75%
Debt Instrument, Periodic Payment			$ 2,755								$ 2,104
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes Payable	$ 142,734				$ 63,766		$ 62,041											79,146	17,753	12,667
Derivative, Fixed Interest Rate	8.00%				6.24%		6.24%
Debt Instrument, Periodic Payment	$ 13,501				$ 5,979		$ 6,383
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes Payable				$ 24,140						$ 24,140		$ 19,965						8,045	16,094	17,570
Debt Instrument, Periodic Payment				$ 2,012						$ 2,012		$ 1,997
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes Payable		$ 293,520																47,889	40,728	0	$ 215,654
Debt Instrument, Periodic Payment		23,976						$ 17,899	$ 20,074
[custom:DownPaymentPaid]		$ 125,690
Equipment Financing [Member]
Short-Term Debt [Line Items]
Notes Payable													$ 121,637		$ 147,899			$ 0	22,851	103,186
Derivative, Fixed Interest Rate													9.90%		12.72%
Debt Instrument, Periodic Payment													$ 3,919		$ 4,963
Notes Payable [Member]
Short-Term Debt [Line Items]
Notes Payable																			$ 0	$ 0